INCOME TAXES - Movements Of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Valuation Allowance
Balance at beginning of the year	¥ 281,696	¥ 325,027	¥ 354,306
Change of valuation allowance	(59,658)	(43,331)	(29,279)
Balance at end of the year	¥ 222,038	¥ 281,696	¥ 325,027